Earnings per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 645,072	¥ 2,215,728	¥ 5,336,331
Weighted average number of ordinary shares in issue (thousands of shares)	10,823,814,000	10,823,814,000	10,823,497,000
Basic earnings per share (RMB per share)	¥ 0.060	¥ 0.205	¥ 0.493
Basic earnings per ADS (RMB per ADS)	¥ 5.96	¥ 20.452	¥ 49.303
Number of H shares represented by each ADS	100